Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (80,912)	$ (32,847)	$ (8,943)
Investing activities
Purchases of property, plant and equipment	(8,565)	(6,364)	(5,019)
Deposits in short-term investments	(478,140)	(903,551)	(325,032)
Proceeds from short-term investments	597,044	961,667	76,271
Purchase of a subsidiary company	(8,080)
Cash acquired in purchase of a subsidiary company	16,769
Investment in an equity investee		(8,000)	(7,000)
Net cash generated from (used in) investing activities	119,028	43,752	(260,780)
Financing activities
Proceeds from issuance of ordinary shares	251	3,868	301,680
Purchases of treasury shares	(346)	(5,451)	(1,367)
Dividends paid to non-controlling shareholders of subsidiaries	(1,282)	(1,282)	(1,594)
Repayment of loan to a non-controlling shareholder of a subsidiary		(1,550)
Proceeds from bank borrowings	26,807	26,923	32,540
Repayment of bank borrowings	(26,923)	(30,000)	(49,487)
Payment of issuance and other costs		(739)	(8,576)
Net cash (used in)/generated from financing activities	(1,493)	(8,231)	273,196
Net increase in cash and cash equivalents	36,623	2,674	3,473
Effect of exchange rate changes on cash and cash equivalents	(1,502)	(1,903)	2,361
Net increase in cash and cash equivalents, including effect of exchange rate changes	35,121	771	5,834
Cash and cash equivalents
Cash and cash equivalents at beginning of year	86,036	85,265	79,431
Cash and cash equivalents at end of year	121,157	86,036	85,265
Supplemental disclosure for cash flow information
Cash paid for interest	917	979	763
Cash paid for tax, net of refunds	3,249	3,752	3,836
Supplemental disclosure for non-cash activities
Accruals made for purchases of property, plant and equipment	1,068	138	1,054
Vesting of treasury shares for LTIP	$ 944	$ 731	1,800
Accrued issuance costs for public offering			$ 34